Retirement and Other Postretirement Benefits - Schedule of Obligations and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension benefits
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,496	$ 1,592
Service cost	2	3	$ 3
Interest cost	75	75	80
Amendments	0	0
Actuarial losses (gains)	34	(58)
Settlements	(130)	0
Benefits paid	(114)	(112)
Foreign currency translation impact	8	(4)
Benefit obligation at end of year	1,371	1,496	1,592
Change in plan assets
Fair value of plan assets at beginning of year	886	925
Actual return (loss) on plan assets	104	(8)
Employer contributions	70	79
Benefits paid	(99)	(95)
Administrative expenses	(12)	(12)
Settlement payments	(131)	0
Foreign currency translation impact	7	(3)
Fair value of plan assets at end of year	825	886	925
Funded status	(546)	(610)
Amounts recognized in the Consolidated Balance Sheet consist of:
Noncurrent assets	15	31
Current liabilities	(16)	(16)
Noncurrent liabilities	(545)	(625)
Net amount recognized	(546)	(610)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss (gain)	848	956
Prior service cost (benefit)	0	2
Net amount recognized, before tax effect	848	958
Other changes in plan assets and benefit obligations recognized in Other Comprehensive Loss consist of:
Net actuarial cost (benefit)	12	28
Amortization of accumulated net actuarial (loss) benefit	(120)	(32)
Prior service benefit	(2)	0
Amortization of prior service benefit	0	0
Net amount recognized, before tax effect	(110)	(4)
Pension benefits | United States
Change in benefit obligation
Benefit obligation at beginning of year	1,356
Benefit obligation at end of year	1,346	1,356
Change in plan assets
Fair value of plan assets at beginning of year	739
Fair value of plan assets at end of year	809	739
Funded status	(537)	(617)
Other postretirement benefits
Change in benefit obligation
Benefit obligation at beginning of year	60	103
Service cost	0	1	1
Interest cost	4	5	7
Amendments	0	(2)
Actuarial losses (gains)	(12)	(36)
Settlements	0	0
Benefits paid	(10)	(11)
Foreign currency translation impact	0	0
Benefit obligation at end of year	42	60	103
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return (loss) on plan assets	0	0
Employer contributions	0	0
Benefits paid	0	0
Administrative expenses	0	0
Settlement payments	0	0
Foreign currency translation impact	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status	(42)	(60)
Amounts recognized in the Consolidated Balance Sheet consist of:
Noncurrent assets	0	0
Current liabilities	(4)	(6)
Noncurrent liabilities	(38)	(54)
Net amount recognized	(42)	(60)
Amounts recognized in Accumulated Other Comprehensive Loss consist of:
Net actuarial loss (gain)	(63)	(59)
Prior service cost (benefit)	(23)	(33)
Net amount recognized, before tax effect	(86)	(92)
Other changes in plan assets and benefit obligations recognized in Other Comprehensive Loss consist of:
Net actuarial cost (benefit)	(12)	(36)
Amortization of accumulated net actuarial (loss) benefit	8	3
Prior service benefit	0	(2)
Amortization of prior service benefit	10	10
Net amount recognized, before tax effect	$ 6	$ (25)